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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number: 811-06557

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                               RidgeWorth Funds
              (Exact name of registrant as specified in charter)

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                           Virtus Fund Advisers, LLC
                 (formerly, RidgeWorth Capital Management LLC
                        3333 Piedmont Road, Suite 1500
                               Atlanta, GA 30305
              (Address of principal executive offices)(Zip code)

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                                Julia R. Short
                                   President
                               RidgeWorth Funds
                        3333 Piedmont Road, Suite 1500
                               Atlanta, GA 30305
                    (Name and Address of Agent for Service)

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                                  Copies to:

               W. John McGuire, Esq.     Thomas S. Harman, Esq.
              Morgan, Lewis & Bockius   Morgan, Lewis & Bockius
                        LLP                       LLP
                 1111 Pennsylvania         1111 Pennsylvania
                     Avenue, NW                Avenue, NW
                Washington, DC 20004      Washington, DC 20004

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      Registrant's telephone number, including area code: 1-888-784-3863

                       Date of fiscal year end: March 31

         Date of reporting period: July 1, 2017 through July 14, 2017

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Item 1. Proxy Voting Record.

                              PROXY VOTING RECORD

                   FOR PERIOD JULY 1, 2017 TO JULY 14, 2017

There is no proxy voting activity for the Registrant for the period from July 1, 2017 to July 14, 2017.

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RIDGEWORTH FUNDS

By:    /s/ Julia R. Short
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       Julia R. Short
       President

Date:  September 11, 2017